Loans and Advances to Customers - Summary of Finance Lease and Hire Purchase Contract Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	£ 7,156	£ 7,355
Unearned finance income	(892)	(534)
Net investment	6,264	6,821
Not later than one year [member]
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	2,650	3,730
Unearned finance income	(371)	(210)
Net investment	2,279	3,520
Later than one year and not later than two years [member]
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	1,829	1,839
Unearned finance income	(207)	(148)
Net investment	1,622	1,691
Later than two years and not later than three years [member]
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	1,047	1,056
Unearned finance income	(119)	(87)
Net investment	928	969
Later than three years and not later than four years [member]
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	473	488
Unearned finance income	(54)	(39)
Net investment	419	449
Later than four years and not later than five years [member]
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	41	32
Unearned finance income	(4)	(4)
Net investment	37	28
Later than five years [member]
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	1,116	210
Unearned finance income	(137)	(46)
Net investment	£ 979	£ 164